FEDERATED BOND FUND (A PORTFOLIO OF INVESTMENT SERIES FUNDS, INC.)
Class A Shares
Class B Shares
Class C Shares
Class F Shares

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1997


      On April 28, 1998, the Fund will hold a Special Meeting of Shareholders to approve or disapprove the following changes to the Fund's fundamental investment policies:

     1) The new policy regarding diversification of its investments would read,

             "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be in the securities of that issuer, or would own more than 10% of the outstanding voting securities of that issuer."

     2) The Fund's policy on investing in illiquid securities would change from a fundamental to an operating policy.

      3) The Fund's policy on investing in restricted securities would change from a fundamental to an operating policy. Further, the policy will be revised to remove the current 10% limitation and permit unlimited purchases of restricted securities as long as they are determined to be liquid under criteria established by the Directors.



                                                                  March 11, 1998



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FEDERATED BOND FUND (A PORTFOLIO OF INVESTMENT SERIES FUNDS, INC.)
Class A Shares
Class B Shares
Class C Shares
Class F Shares

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATE DECEMBER 31, 1997



      On April 28, 1998, the Fund will hold a Special Meeting of Shareholders to approve or disapprove the following items:


     1) The election of Directors Thomas G. Bigley, Nicholas P. Constantakis and John E. Murray, Jr.


     2) Changes to the Fund's fundamental investment policies:


     a) The Fund's current policy on diversification would be changed to read,


                  "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or would own more than 10% of the outstanding voting securities of that issuer."


     b) The Fund's policy on investing in illiquid securities would change from a fundamental to an operating policy.

            c) The Fund's policy on investing in restricted securities would change from a fundamental to an operating policy. Further, the policy will be revised to remove the current 10% limitation and permit unlimited purchases of restricted securities as long as they are determined to be liquid under criteria established by the Directors.





                                 March 11, 1998











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          461444705
          461444309
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